UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number         811-7614

        Nuveen Georgia Premium Income Municipal Fund
(Exact name of registrant as specified in charter)

Nuveen Investments
        333 West Wacker Drive, Chicago, Illinois 60606
(Address of principal executive offices) (Zip code)

Kevin J. McCarthy—Vice President and Secretary
        333 West Wacker Drive, Chicago, Illinois 60606
(Name and address of agent for service)

Registrant's telephone number, including area code:         312-917-7700

Date of fiscal year end:            5/31

Date of reporting period:         8/31/07

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments

	Portfolio of Investments (Unaudited)
	Nuveen Georgia Premium Income Municipal Fund (NPG)
	August 31, 2007
Principal		Optional Call
Amount (000)	Description (1)	Provisions (2)	Ratings (3)	Value

	Consumer Staples – 1.8% (1.2% of Total Investments)
$ 1,000	Puerto Rico, The Children’s Trust Fund, Tobacco Settlement Asset-Backed Refunding Bonds,	5/12 at 100.00	BBB	$967,170
	Series 2002, 5.500%, 5/15/39

	Education and Civic Organizations – 14.3% (9.8% of Total Investments)
1,000	Athens-Clarke County Unified Government Development Authority, Georgia, Educational Facilities	12/12 at 100.00	AAA	1,055,480
	Revenue Bonds, UGAREF CCRC Building LLC Project, Series 2002, 5.000%, 12/15/16 – AMBAC Insured
1,550	Bulloch County Development Authority, Georgia, Student Housing and Athletic Facility Lease	8/14 at 100.00	Aaa	1,624,478
	Revenue Bonds, Georgia Southern University, Series 2004, 5.250%, 8/01/21 – XLCA Insured
700	Carrollton Payroll Development Authority, Georgia, Student Housing Revenue Bonds, University	9/14 at 100.00	Aaa	720,608
	of West Georgia, Series 2004A, 5.000%, 9/01/21 – XLCA Insured
1,535	Fulton County Development Authority, Georgia, Revenue Bonds, Georgia Tech Molecular Science	5/14 at 100.00	AAA	1,655,344
	Building, Series 2004, 5.250%, 5/01/15 – MBIA Insured
1,180	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Atlantic State	7/15 at 100.00	AAA	1,207,175
	University, Compass Point LLC Project, Series 2005, 5.000%, 7/01/25 – XLCA Insured
1,500	Savannah Economic Development Authority, Georgia, Revenue Bonds, Armstrong Center LLC, Series	12/15 at 100.00	AAA	1,523,700
	2005A, 5.000%, 12/01/34 – XLCA Insured

7,465	Total Education and Civic Organizations			7,786,785

	Health Care – 25.3% (17.2% of Total Investments)
2,300	Chatham County Hospital Authority, Savannah, Georgia, Hospital Revenue Improvement Bonds,	7/11 at 101.00	BBB+	2,383,743
	Memorial Health University Medical Center Inc., Series 2001A, 6.125%, 1/01/24
500	Clark County Hospital Authority, Georgia, Hospital Revenue Bonds, Athens Regional Medical	1/17 at 100.00	AAA	511,005
	Center, Series 2007, 5.000%, 1/01/27 – MBIA Insured
2,000	Clarke County Hospital Authority, Georgia, Hospital Revenue Certificates, Athens Regional	1/12 at 101.00	AAA	2,026,840
	Medical Center, Series 2002, 5.125%, 1/01/32 – MBIA Insured
900	Coffee County Hospital Authority, Georgia, Revenue Bonds, Coffee County Regional Medical	12/14 at 100.00	BBB+	895,725
	Center, Series 2004, 5.250%, 12/01/22
3,000	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/12 at 101.00	Aaa	3,068,130
	Center Project, Series 2002, 5.200%, 7/01/32 – MBIA Insured
1,090	Floyd County Hospital Authority, Georgia, Revenue Anticipation Certificates, Floyd Medical	7/13 at 101.00	Aaa	1,126,668
	Center, Series 2003, 5.000%, 7/01/19 – MBIA Insured
1,060	Henry County Hospital Authority, Georgia, Revenue Certificates, Henry Medical Center, Series	7/14 at 101.00	Aaa	1,096,263
	2004, 5.000%, 7/01/20 – MBIA Insured
900	Houston County Hospital Authority, Georgia, Revenue Bonds, Houston Healthcare Project, Series	10/17 at 100.00	A2	904,509
	2007, 5.250%, 10/01/35
1,000	Savannah Hospital Authority, Georgia, Revenue Bonds, St. Joseph’s/Candler Health System,	1/14 at 100.00	AA	1,001,530
	Series 2003, 5.250%, 7/01/23 – RAAI Insured
750	Valdosta and Lowndes County Hospital Authority, Georgia, Revenue Certificates, South Georgia	10/17 at 100.00	A+	732,345
	Medical Center, Series 2007, 5.000%, 10/01/33

13,500	Total Health Care			13,746,758

	Housing/Single Family – 1.7% (1.1% of Total Investments)
900	Georgia Housing and Finance Authority, Single Family Mortgage Bonds, Series 2002B-2, 5.350%,	12/11 at 100.00	AAA	908,325
	12/01/22 (Alternative Minimum Tax)

	Industrials – 0.9% (0.6% of Total Investments)
500	Savannah Economic Development Authority, Georgia, Revenue Bonds, GTREP Project, Series 2002,	7/12 at 100.00	AAA	512,465
	5.000%, 7/01/22 – MBIA Insured

	Materials – 3.3% (2.3% of Total Investments)
750	Effingham County Industrial Development Authority, Georgia, Pollution Control Revenue	6/11 at 101.00	B2	759,503
	Refunding Bonds, Georgia-Pacific Project, Series 2001, 6.500%, 6/01/31
1,000	Richmond County Development Authority, Georgia, Environmental Improvement Revenue Bonds,	2/11 at 101.00	BBB	1,036,530
	International Paper Company, Series 2001A, 6.250%, 2/01/25 (Alternative Minimum Tax)

1,750	Total Materials			1,796,033

	Tax Obligation/General – 15.5% (10.6% of Total Investments)
2,215	Decatur, Georgia, General Obligation Bonds, Series 2007, 5.000%, 1/01/31 – FSA Insured	1/17 at 100.00	AAA	2,290,819
100	Georgia State, General Obligation Bonds, Series 2007, 5.000%, 8/01/24	8/17 at 100.00	AAA	105,146
1,000	Georgia, General Obligation Bonds, Series 2002D, 5.000%, 8/01/16	8/12 at 100.00	AAA	1,054,880
1,000	Georgia, General Obligation Bonds, Series 2005B, 5.000%, 7/01/15	No Opt. Call	AAA	1,077,430
2,500	Paulding County School District, Georgia, General Obligation Bonds, Series 2007,	2/17 at 100.00	AA+	2,568,900
	5.000%, 2/01/33
800	Puerto Rico, General Obligation and Public Improvement Bonds, Series 2004A, 5.250%, 7/01/22	7/14 at 100.00	BBB–	829,432
500	Wayne County Hospital Authority, Georgia, Hospital Revenue Bonds, Series 2006, 5.000%,	3/16 at 100.00	Aaa	512,350
	3/01/23 – XLCA Insured

8,115	Total Tax Obligation/General			8,438,957

	Tax Obligation/Limited – 30.8% (21.0% of Total Investments)
5,000	Atlanta and Fulton County Recreation Authority, Georgia, Guaranteed Revenue Bonds, Park	12/15 at 100.00	AAA	5,137,399
	Improvement, Series 2005A, 5.000%, 12/01/30 – MBIA Insured
420	Atlanta, Georgia, Tax Allocation Bonds Atlanta Station Project, Series 2007, 5.000%, 12/01/23 –	12/17 at 100.00	AAA	432,020
	AGC Insured
2,000	Cobb-Marietta Coliseum and Exhibit Hall Authority, Cobb County, Georgia, Revenue Bonds,	1/14 at 100.00	AAA	2,070,500
	Performing Arts Center, Series 2004, 5.000%, 1/01/22
3,475	Cobb-Marietta Coliseum and Exhibit Hall Authority, Georgia, Revenue Refunding Bonds, Series	10/19 at 100.00	AAA	3,888,629
	1993, 5.625%, 10/01/26 – MBIA Insured
2,600	Macon-Bibb County Urban Development Authority, Georgia, Revenue Refunding Bonds, Public	8/12 at 101.00	AA	2,786,784
	Facilities Projects, Series 2002A, 5.375%, 8/01/17
725	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Bonds, Series 2007,	No Opt. Call	AAA	793,716
	5.250%, 7/01/32 – FGIC Insured
1,000	Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue Refunding Bonds,	No Opt. Call	AAA	1,145,630
	Series 1992P, 6.250%, 7/01/20 – AMBAC Insured
500	Puerto Rico Infrastructure Financing Authority, Special Tax Revenue Bonds, Series 2005B,	7/15 at 100.00	BBB–	491,550
	5.000%, 7/01/41

15,720	Total Tax Obligation/Limited			16,746,228

	Transportation – 4.3% (2.9% of Total Investments)
2,290	Atlanta, Georgia, Airport General Revenue Bonds, Series 2004G, 5.000%, 1/01/26 – FSA Insured	1/15 at 100.00	AAA	2,334,197

	U.S. Guaranteed – 22.7% (15.5% of Total Investments) (4)
735	Coweta County Development Authority, Georgia, Revenue Bonds, Newnan Water and Sewer, and Light	1/13 at 100.00	Aaa	786,891
	Commission Project, Series 2002, 5.250%, 1/01/18 (Pre-refunded 1/01/13) – FGIC Insured
3,165	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aaa	3,388,892
	(Pre-refunded 6/01/11)
1,000	DeKalb County, Georgia, Water and Sewerage Revenue Bonds, Series 2000, 5.125%, 10/01/31	10/10 at 101.00	AAA	1,051,410
	(Pre-refunded 10/01/10)
1,000	Fairburn, Georgia, Combined Utility Revenue Bonds, Series 2000, 5.750%, 10/01/20	10/10 at 101.00	A– (4)	1,068,570
	(Pre-refunded 10/01/10)
1,750	Gainesville and Hall County Hospital Authority, Georgia, Revenue Anticipation Certificates,	5/11 at 100.00	A– (4)	1,852,445
	Northeast Georgia Health Services Inc., Series 2001, 5.500%, 5/15/31 (Pre-refunded 5/15/11)
	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover
	Series 1998Y:
85	6.400%, 1/01/09 (ETM)	No Opt. Call	A+ (4)	87,959
10	6.400%, 1/01/09 (ETM)	No Opt. Call	A+ (4)	10,348
25	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	1/17 at 100.00	AAA	27,203
	5.500%, 1/01/20 (Pre-refunded 1/01/17) – FGIC Insured
3,750	Gwinnett County Hospital Authority, Georgia, Revenue Anticipation Certificates, Gwinnett	2/12 at 102.00	AAA	4,057,050
	Hospital System Inc. Project, Series 1997B, 5.300%, 9/01/27 (Pre-refunded 2/14/12) –
	MBIA Insured

11,520	Total U.S. Guaranteed			12,330,768

	Utilities – 11.0% (7.5% of Total Investments)
1,000	Georgia Municipal Electric Authority, General Power Revenue Bonds, Project 1, Series 2007A,	1/17 at 100.00	AAA	1,032,700
	5.000%, 1/01/25 – MBIA Insured
1,655	Georgia Municipal Electric Authority, Project One Special Obligation Bonds, Fifth Crossover	No Opt. Call	A+	1,712,793
	Series 1998Y, 6.400%, 1/01/09
975	Georgia Municipal Electric Authority, Senior Lien General Power Revenue Bonds, Series 1993Z,	No Opt. Call	AAA	1,064,905
	5.500%, 1/01/20 – FGIC Insured
1,000	Municipal Electric Authority of Georgia, Project One Subordinated Lien Revenue Bonds, Series	1/13 at 100.00	AAA	1,026,270
	2003A, 5.000%, 1/01/22 – MBIA Insured
1,200	Virgin Islands Water and Power Authority, Electric System Revenue Bonds, Series 2007B,	7/17 at 100.00	BBB–	1,136,760
	5.000%, 7/01/31

5,830	Total Utilities			5,973,428

	Water and Sewer – 14.5% (9.9% of Total Investments)
	Atlanta, Georgia, Water and Wastewater Revenue Bonds, Series 2004:
1,225	5.000%, 11/01/24 – FSA Insured	11/14 at 100.00	AAA	1,257,940
500	5.000%, 11/01/37 – FSA Insured	11/14 at 100.00	AAA	507,335
	Augusta, Georgia, Water and Sewerage Revenue Bonds, Series 2002:
500	5.000%, 10/01/16 – FSA Insured	10/12 at 100.00	AAA	526,820
1,990	5.000%, 10/01/17 – FSA Insured	10/12 at 100.00	AAA	2,086,435
335	Coweta County Water and Sewer Authority, Georgia, Revenue Bonds, Series 2001, 5.250%, 6/01/26	6/11 at 102.00	Aaa	349,599
1,950	Fulton County, Georgia, Water and Sewerage Revenue Bonds, Series 2004, 5.000%, 1/01/22 –	1/14 at 100.00	AAA	2,011,776
	FGIC Insured
1,000	Midgeville, Georgia, Water and Sewerage Revenue Refunding Bonds, Series 1996, 6.000%,	No Opt. Call	AAA	1,153,140
	12/01/21 – FSA Insured

7,500	Total Water and Sewer			7,893,045

$ 76,090	Total Long-Term Investments (cost $77,651,212) – 146.1%			79,434,159

	Short-Term Investments – 0.6% (0.4% of Total Investments)
$ 300	Puerto Rico Government Development Bank, Adjustable Refunding Bonds, Variable Rate Demand		VMIG-1	300,000
	Obligations, Series 1985, 3.730%, 12/01/15 – MBIA Insured (5)

	Total Short-Term Investments (cost $300,000)			300,000

	Total Investments (cost $77,951,212) – 146.7%			79,734,159

	Other Assets Less Liabilities – 4.5%			2,408,634

	Preferred Shares, at Liquidation Value – (51.2)%			(27,800,000)

	Net Assets Applicable to Common Shares – 100%			$54,342,793

(1)	All percentages shown in the Portfolio of Investments are based on net assets applicable to Common shares unless otherwise noted.
(2)	Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption.
There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(3)	Ratings: Using the higher of Standard & Poor’s or Moody’s rating. Ratings below BBB by Standard &
Poor’s Group or Baa by Moody’s Investor Service, Inc. are considered to be below investment grade.
(4)	Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities which ensure the timely payment of principal and interest. Such investments are normally considered to be equivalent to AAA rated securities.
(5)	Investment has a maturity of more than one year, but has variable rate and demand features which qualify it as a short-term investment. The rate disclosed is that in effect at the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(ETM)	Escrowed to maturity.

Income Tax Information

The following information is presented on an income tax basis. Differences between amounts for financial statement and federal income tax purposes are primarily due to the treatment of paydown gains and losses, timing differences in recognizing taxable market discount and timing differences in recognizing certain gains and losses on investment transactions.

At August 31, 2007, the cost of investments was $77,940,798.

Gross unrealized appreciation and gross unrealized depreciation of investments at August 31, 2007, were as follows:

Gross unrealized:
Appreciation	$2,271,712
Depreciation	(478,351)

Net unrealized appreciation (depreciation) of investments	$1,793,361

Item 2. Controls and Procedures.

  The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934 (17 CFR 240.13a-15(b) or 240.15d-15(b)).
  There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)), exactly as set forth below: EX-99 CERT Attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)         Nuveen Georgia Premium Income Municipal Fund

By (Signature and Title)*          /s/ Kevin J. McCarthy
                                                    Kevin J. McCarthy
                                                    Vice President and Secretary

Date         October 30, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*         /s/ Gifford R. Zimmerman
                                                   Gifford R. Zimmerman
                                                   Chief Administrative Officer (principal executive officer)

Date         October 30, 2007

By (Signature and Title)*         /s/ Stephen D. Foy
                                                   Stephen D. Foy
                                                   Vice President and Controller (principal financial officer)

Date        October 30, 2007

* Print the name and title of each signing officer under his or her signature.